Outstanding Securities Excluded from Calculation of Diluted Earnings Per Share (Detail) (Share options and nonvested restricted stock units granted)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share options and nonvested restricted stock units granted
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	150,000	3,803,339	4,335,607